Organization and Corporate Developments (Details Narrative) $ / shares in Units, £ in Millions	Sep. 30, 2019 shares	Jun. 21, 2019 USD ($) $ / shares shares	May 02, 2019 USD ($) $ / shares shares	Apr. 22, 2019 shares	Nov. 14, 2016 USD ($) $ / shares shares	May 24, 2016 $ / shares shares	Jan. 30, 2015 USD ($)	Feb. 21, 2014 USD ($)	Dec. 31, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Apr. 21, 2019 shares	Sep. 30, 2017 USD ($)	Sep. 30, 2017 GBP (£)	May 23, 2016 shares	Jul. 03, 2012
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.001			$ 0.001	$ 0.001
Reverse stock split				Split of 1 for 5 which became effective on April 22, 2019		1-for-2 (the “Reverse Stock Split”).
Common stock, shares authorized | shares				50,000,000		250,000,000			50,000,000	50,000,000	250,000,000			500,000,000
Common stock, shares outstanding | shares	16,191,529			13,471,529					16,191,529	16,191,529	67,357,222
Joyful Corporation Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of new common stock shares issued | shares	2,000,000
Shares issued price per share | $ / shares		$ 1.25
Number of shares purchased | shares		2,000,000
Proceeds from shares purchased | $		$ 2,500,000
Joyful Corporation Limited [Member] | Call Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued price per share | $ / shares		$ 1.25
Number of shares purchased | shares		690,000
Director [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split				1-for-5 reverse share split
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of new common stock shares issued | shares					2,501,250
Shares issued price per share | $ / shares					$ 4.00
Proceeds from public offering | $					$ 10,005,000
Net proceeds from offering | $					$ 8,500,000
Moxian Technologies (Beijing) Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment												$ 1,500,000	£ 10
License And Acquisition Agreement [Member] | Three Loan Creditors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of new common stock shares issued | shares	720,000		720,000
Shares issued price per share | $ / shares			$ 1.50
Loan outstanding | $			$ 6,243,439
License And Acquisition Agreement [Member] | Intellectual Property [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty fee | $								$ 1,000,000
Equity Transfer Agreement [Member] | Moxian CN Samoa from Rebel Group, Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interests							100.00%
Moxian BVI [Member] | Moxian CN Samoa from Rebel Group, Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interests															100.00%
Moxian BVI [Member] | License And Acquisition Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to aquire business in joint venture | $								$ 1,000,000
Moxian IP Samoa [Member] | Equity Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to aquire business in joint venture | $							$ 6,782,000